SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Prepaid Expenses And Other Current Assets
VAT-input deductible		¥ 73,213	¥ 79,151
Prepaid marketing expenses		5,781	2,716
Prepaid consulting and professional service fees		3,022	2,741
Prepaid insurance cost		698	298
Prepaid rental expense		87	109
Others		286	1,962
Prepaid expenses and other current assets	$ 11,599	¥ 83,087	¥ 86,977